Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267
Total	$ 163,926